Taxation - Schedule of Effective Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
United Kingdom corporate tax rate	23.50%	19.00%	19.00%
Changes in respect of prior periods	41.60%	0.40%	8.20%
Rate change	4.50%	0.30%	1.80%
Expenses not deductible for tax purposes	9.50%	(0.20%)	(9.40%)
Tax effect of short fall on share-based compensation	22.30%	(0.20%)	0.00%
Impairment losses not deductible for tax purposes	0.00%	(15.80%)	0.00%
Gains and losses not subject to income tax	(1.50%)	0.20%	0.60%
Withholding tax on unremitted earnings	8.70%	(0.10%)	0.00%
Foreign tax on capital gains	0.00%	(0.40%)	0.00%
Movement in deferred tax not recognized	131.90%	(1.80%)	1.40%
Movement in tax losses not recognized	(7.00%)	0.10%	0.00%
Foreign income taxed at different rates	(31.80%)	1.20%	21.30%
Other	(3.30%)	0.00%	0.60%
Effective tax rate	198.40%	2.70%	43.50%